Private pension liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Beginning balance	R$ 13,387,913	R$ 3,759,090
Contributions received	3,056,032	1,678,532
Transfer with third party plans	16,854,605	7,657,636
Withdraws	(1,468,710)	(304,194)
Interest from assets within FIEs	91,560	596,849
Ending balance	R$ 31,921,400	R$ 13,387,913